Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Related party costs	$ 298,712	$ 794,135	$ 954,096	$ 794,135	$ 2,082,367	$ 0
Shares based compensation expense	$ 709,230	$ 1,481,322	$ 1,650,202	$ 1,568,027	$ 4,643,127	$ 187,156